Cover page	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	GENESIS ENERGY LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12295
Entity Tax Identification Number	76-0513049
Entity Address, Address Line One	919 Milam,
Entity Address, Address Line Two	Suite 2100,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	860-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	GEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001022321
Amendment Flag	false